UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

December 31, 2013

MFS® GLOBAL

MULTI-ASSET FUND

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As a new year begins, the global economy is recovering. U.S. economic growth accelerated in the second half of 2013. Now that the speculation is over regarding the timing of the U.S. Federal Reserve’s move to scale back its bond-buying program, investors are viewing the central bank’s decision to taper as a signal of confidence in the economic recovery.

The eurozone broke out of its lengthy recession halfway through the year. However, persistently high unemployment, particularly in Spain and Greece, continues to hinder the region’s economic growth.

China is progressing in its transition to a more consumption-based, domestic economy. Japan has succeeded in jump-starting its sluggish economy; driving down the yen’s value has made exports more attractive, leading to profit growth and a stock market surge. Although Japan could face a deterrent to growth in April, when its national sales tax rises to 8% from 5%, in the longer term the tax increase will help bolster the nation’s finances.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Equities	Europe ex-U.K.	6.1%		10.3%	16.4%
	U.S. Large Cap	13.9%		1.1%	15.0%
	Emerging Markets	2.4%		5.6%	8.0%
	Japan	2.0%		3.9%	5.9%
	United Kingdom	2.0%		0.0%	2.0%
	U.S. Small/Mid Cap	3.1%		(2.5)%	0.6%
	Asia/Pacific ex-Japan	1.3%		(4.1)%	(2.8)%
	North America ex-U.S.	0.2%		(5.1)%	(4.9)%
	Total	31.0%		9.2%	40.2%
Fixed Income (excluding inflation-adjusted)	U.S.	15.5%		10.0%	25.5%
	Asia/Pacific ex-Japan	1.3%		9.3%	10.6%
	North America ex-U.S.	3.0%		4.8%	7.8%
	Emerging Markets	1.3%		0.0%	1.3%
	Supranational	0.1%		0.0%	0.1%
	Developed - Middle East/Africa	0.0%	(o)	0.0%	0.0%	(o)
	United Kingdom	2.2%		(2.2)%	(0.0)%	(o)
	Europe ex-U.K.	11.2%		(11.4)%	(0.2)%
	Japan	4.6%		(17.0)%	(12.4)%
	Total	39.2%		(6.5)%	32.7%
Commodity-related	Commodity-related	14.1%		0.0%	14.1%
Fixed Income (inflation-adjusted)	U.S.	13.2%		0.0%	13.2%
Real Estate-related	Non-U.S.	3.1%		0.0%	3.1%
	U.S.	3.0%		0.0%	3.0%
	Total	6.1%		0.0%	6.1%
Cash	Cash & Equivalents (d)	3.4%		2.1%	5.5%
	Derivative Offsets (e)	(9.1)%		(2.7)%	(11.8)%
	Total	(5.7)%		(0.6)%	(6.3)%
Total Net Exposure Summary		97.9%		2.1%	100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	30%	0 to 60%
Fixed income (excluding inflation-adjusted)	35%	0 to 70%
Fixed income (inflation-adjusted)	15%	-5 to 35%
Commodity-related	15%	-5 to 35%
Real Estate-related	5%	-10 to 20%

Top ten holdings (c)

U.S. Treasury Note 10 Yr Future MAR 2014	9.6%
Australian Treasury Bond 10 Yr Future MAR 2014	9.3%
DAX Index Future MAR 2014	5.2%
Canadian Government Bond 10 Yr Future MAR 2014	4.9%
IBEX 35 Index Future JAN 2014	4.7%
Hang Seng China Enterprises Index Future JAN 2014	4.6%
Nikkei 225 Index Future MAR 2014	3.9%
S&P/TSX 60 Index Future MAR 2014	(5.1)%
German Euro Bund Future MAR 2014	(11.4)%
Japanese Government Bond 10 Yr Future MAR 2014	(17.0)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Portfolio Composition – continued

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund and not to the exposure from investing directly in the funds themselves.

Percentages are based on net assets as of 12/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2013 through December 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 through December 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/13	Ending Account Value 12/31/13	Expenses Paid During Period (p) 7/01/13-12/31/13
A	Actual	1.27%	$1,000.00	$1,061.41	$6.60
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
B	Actual	2.02%	$1,000.00	$1,057.11	$10.47
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
C	Actual	2.02%	$1,000.00	$1,058.25	$10.48
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
I	Actual	1.02%	$1,000.00	$1,063.32	$5.30
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R1	Actual	2.02%	$1,000.00	$1,058.07	$10.48
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
R2	Actual	1.52%	$1,000.00	$1,059.83	$7.89
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
R3	Actual	1.27%	$1,000.00	$1,060.99	$6.60
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
R4	Actual	1.02%	$1,000.00	$1,062.29	$5.30
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R5	Actual	0.99%	$1,000.00	$1,063.66	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 44.0%
Issuer	Shares/Par		Value ($)
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$25,000	$28,378

Asset-Backed & Securitized - 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$62,408	$68,339
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		30,000	30,980
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039		42,936	46,503
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 2045		70,000	76,856
Greenwich Capital Commercial Funding Corp., 5.475%, 2039		25,000	26,600
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.805%, 2049		63,042	70,114
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.805%, 2049		40,577	41,229
Morgan Stanley Capital I Trust, “AM”, FRN, 5.688%, 2049		30,000	31,010
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051		50,000	54,526

			$446,157
Automotive - 0.3%
Delphi Corp., 5%, 2023		$43,000	$44,236
Toyota Motor Credit Corp., 0.875%, 2015		50,000	50,307
TRW Automotive, Inc., 4.5%, 2021 (n)		5,000	5,050
TRW Automotive, Inc., 4.45%, 2023 (n)		9,000	8,730

			$108,323
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$40,000	$45,912

Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 2043		$20,000	$18,385
SIRIUS XM Radio, Inc., 5.75%, 2021 (n)		35,000	35,350

			$53,735
Building - 0.4%
Lafarge S.A., 6.625%, 2018	EUR	50,000	$78,931
Mohawk Industries, Inc., 6.125%, 2016		$25,000	27,375
Owens Corning, Inc., 6.5%, 2016		5,000	5,548
Owens Corning, Inc., 4.2%, 2022		9,000	8,581

			$120,435

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 0.4%
Comcast Corp., 4.65%, 2042		$16,000	$14,837
Cox Communications, Inc., 3.25%, 2022 (n)		12,000	10,842
DIRECTV Holdings LLC, 5.15%, 2042		15,000	13,427
NBCUniversal Media LLC, 5.15%, 2020		50,000	55,825
Shaw Communications, Inc., 5.65%, 2019	CAD	10,000	10,347
Time Warner Cable, Inc., 4.5%, 2042		$17,000	12,836

			$118,114
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019		$40,000	$51,621
FMC Corp., 4.1%, 2024		10,000	9,914
NOVA Chemicals Corp., 5.25%, 2023 (n)		45,000	46,350

			$107,885
Conglomerates - 0.3%
Roper Industries, Inc., 1.85%, 2017		$5,000	$4,954
Siemens Financierings N.V., 5.25 to 2016, FRN to 2066	EUR	10,000	14,790
Siemens Financierings N.V., 6.125 to 2016, FRN to 2066	GBP	5,000	8,963
Votorantim Cimentos S.A., 5.25%, 2017	EUR	50,000	74,149

			$102,856
Consumer Products - 0.0%
Henkel AG & Co. KGaA, 5.375% to 2015, FRN to 2104	EUR	10,000	$14,617

Consumer Services - 0.0%
Western Union Co., 3.35%, 2019		$3,000	$2,993

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 2018		$11,000	$10,841

Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021		$59,000	$58,481
Petroleos Mexicanos, 5.5%, 2021		20,000	21,500

			$79,981
Emerging Market Sovereign - 0.4%
Kingdom of Thailand, 3.625%, 2023	THB	1,490,000	$44,380
Republic of Turkey, 8%, 2034		$20,000	22,250
United Mexican States, 8.5%, 2029	MXN	740,000	64,376

			$131,006
Energy - Independent - 0.0%
Apache Corp., 4.75%, 2043		$7,000	$6,765
EOG Resources, Inc., 2.625%, 2023		7,000	6,358

			$13,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 0.2%
General Electric Capital Corp., 3.1%, 2023		$14,000	$13,261
International Lease Finance Corp., 5.75%, 2016		18,000	19,283
International Lease Finance Corp., 7.125%, 2018 (n)		13,000	15,048
SLM Corp., 6.25%, 2016		11,000	11,880
SLM Corp., 4.875%, 2019		2,000	1,992

			$61,464
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$57,321
Conagra Foods, Inc., 3.2%, 2023		17,000	15,758
Wm. Wrigley Jr. Co., 2.9%, 2019 (n)		5,000	4,956

			$78,035
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 2020 (n)		$25,000	$27,899

Insurance - 0.5%
Aviva PLC, 5.7% to 2015, FRN to 2049	EUR	20,000	$28,608
CNP Assurances S.A., 6% TO 2020, FRN to 2040	EUR	50,000	73,600
UnumProvident Corp., 6.85%, 2015 (n)		$40,000	43,781

			$145,989
Insurance - Property & Casualty - 0.4%
Aon Corp., 6.25%, 2040		$20,000	$22,797
Berkshire Hathaway, Inc., 4.5%, 2043		15,000	13,816
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	43,300
Clerical Medical Finance PLC, 4.25% to 2015, FRN to 2049	EUR	15,000	20,566
Marsh & McLennan Cos., Inc., 2.55%, 2018		$6,000	6,006
XL Group PLC, 6.5% to 2017, FRN to 2049		20,000	19,675

			$126,160
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$18,265
Statoil A.S.A., FRN, 0.53%, 2018		11,000	11,000

			$29,265
International Market Sovereign - 16.0%
Commonwealth of Australia, 5.75%, 2021	AUD	267,000	$266,717
Federal Republic of Germany, 3.25%, 2021	EUR	59,000	91,224
Federal Republic of Germany, 6.25%, 2030	EUR	79,000	161,311
Federal Republic of Germany, 2.5%, 2044	EUR	11,000	14,346
Government of Canada, 4.5%, 2015	CAD	146,000	144,085
Government of Canada, 4.25%, 2018	CAD	255,000	264,470
Government of Canada, 3.25%, 2021	CAD	210,000	208,721

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Canada, 5.75%, 2033	CAD	33,000	$42,621
Government of Japan, 2%, 2052	JPY	3,000,000	30,211
Government of Japan, 1.1%, 2020	JPY	64,500,000	639,766
Government of Japan, 2.1%, 2024	JPY	41,850,000	451,433
Government of Japan, 2.2%, 2027	JPY	12,250,000	134,035
Government of Japan, 2.4%, 2037	JPY	8,700,000	94,249
Kingdom of Belgium, 4.25%, 2021	EUR	108,000	171,317
Kingdom of Spain, 5.4%, 2023	EUR	73,000	110,308
Kingdom of Spain, 5.5%, 2017	EUR	63,000	96,185
Kingdom of Spain, 4.6%, 2019	EUR	174,000	258,858
Kingdom of Sweden, 5%, 2020	SEK	445,000	81,820
Kingdom of the Netherlands, 3.5%, 2020	EUR	85,000	131,080
Kingdom of the Netherlands, 5.5%, 2028	EUR	32,000	58,827
Republic of Austria, 4.65%, 2018	EUR	67,000	105,979
Republic of Austria, 1.75%, 2023	EUR	61,000	80,091
Republic of France, 6%, 2025	EUR	13,000	23,831
Republic of France, 4.75%, 2035	EUR	51,000	86,377
Republic of Ireland, 4.5%, 2020 (e)	EUR	100,000	150,429
Republic of Ireland, 5.4%, 2025 (e)	EUR	87,000	136,117
Republic of Italy, 5.25%, 2017	EUR	219,000	332,409
Republic of Italy, 3.75%, 2021	EUR	248,000	349,377
United Kingdom Treasury, 5%, 2018	GBP	107,000	200,954
United Kingdom Treasury, 8%, 2021	GBP	23,000	52,066
United Kingdom Treasury, 4.25%, 2027	GBP	16,000	29,005
United Kingdom Treasury, 4.25%, 2036	GBP	64,000	116,303

			$5,114,522
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$29,500

Major Banks - 1.3%
Bank of America Corp., 5.65%, 2018		$10,000	$11,378
Bank of America Corp., 7.625%, 2019		50,000	61,984
Bank of America Corp., FRN, 5.2%, 2049		3,000	2,640
Credit Agricole S.A., 7.875% to 2019, FRN to 2049	EUR	50,000	78,415
Goldman Sachs Group, Inc., 5.75%, 2022		$32,000	35,974
JPMorgan Chase & Co., 4.25%, 2020		40,000	42,350
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	52,025
Regions Financial Corp., 2%, 2018		14,000	13,550
Royal Bank of Scotland Group PLC, 6.934%, 2018	EUR	50,000	78,071
Wells Fargo & Co., 2.1%, 2017		$32,000	32,585
Wells Fargo & Co., 5.375%, 2043		7,000	7,143

			$416,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.2%
Davita, Inc., 6.625%, 2020		$36,000	$38,610
Express Scripts Holding Co., 2.65%, 2017		40,000	41,213

			$79,823
Metals & Mining - 0.5%
Barrick Gold Corp., 4.1%, 2023		$10,000	$9,025
Barrick International (Barbados) Corp., 5.75%, 2016 (n)		17,000	18,855
Cameco Corp., 5.67%, 2019	CAD	10,000	10,325
Plains Exploration & Production Co., 6.875%, 2023		$47,000	52,405
Rio Tinto Finance (USA) PLC, 3.5%, 2022		20,000	19,598
Southern Copper Corp., 6.75%, 2040		21,000	20,276
Vale Overseas Ltd., 6.875%, 2039		13,000	13,409

			$143,893
Mortgage-Backed - 3.6%
Fannie Mae, 5.463%, 2015		$38,790	$41,162
Fannie Mae, 5.132%, 2016		27,982	29,894
Fannie Mae, 5.725%, 2016		26,668	29,308
Fannie Mae, 5.05%, 2017		28,365	30,683
Fannie Mae, 5.478%, 2017		22,592	25,472
Fannie Mae, 2.578%, 2018		30,000	30,668
Fannie Mae, 3.849%, 2018		29,069	31,333
Fannie Mae, 4.5%, 2034		97,013	103,156
Fannie Mae, 5.5%, 2037		17,887	19,636
Fannie Mae, 6%, 2037 - 2038		15,599	17,270
Fannie Mae, 5%, 2039		153,191	166,032
Fannie Mae, 4%, 2041		41,396	42,637
Fannie Mae, 3.5%, 2043		86,487	86,004
Freddie Mac, 3.882%, 2017		40,000	43,043
Freddie Mac, 2.412%, 2018		49,000	49,909
Freddie Mac, 2.313%, 2020		24,000	23,579
Freddie Mac, 3.5%, 2043		184,604	183,375
Ginnie Mae, 3.5%, 2043		109,969	111,110
Ginnie Mae, TBA, 4%, 2043		75,000	77,452

			$1,141,723
Natural Gas - Pipeline - 0.3%
Enbridge, Inc., 3.19%, 2022	CAD	10,000	$8,874
Energy Transfer Partners LP, 4.65%, 2021		$27,000	27,738
Energy Transfer Partners LP, 3.6%, 2023		10,000	9,246
Spectra Energy Partners LP, 4.75%, 2024		27,000	27,479
TransCanada PipeLines Ltd., 5.1%, 2017	CAD	10,000	10,266

			$83,603

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 0.1%
Deutsche Telekom International Finance B.V., 4.875%, 2025	EUR	10,000	$15,872
Verizon Communications, Inc., 5.15%, 2023		$11,000	11,792
Verizon Communications, Inc., 6.4%, 2033		9,000	10,323

			$37,987
Other Banks & Diversified Financials - 0.6%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$20,000	$19,950
BB&T Corp., 3.95%, 2016		40,000	42,580
Citigroup, Inc., 6.125%, 2018		15,000	17,352
Citigroup, Inc., 3.375%, 2023		23,000	21,827
Deutsche Bank Capital Funding Trust, FRN, 2.288%, 2049	EUR	17,000	22,281
LBG Capital No. 2 PLC, 6.385%, 2020	EUR	15,000	21,822
Macquarie Group Ltd., 6.25%, 2021 (n)		$20,000	22,081
Rabobank Nederland N.V., 4%, 2022	GBP	5,000	8,449
SunTrust Banks, Inc., 3.5%, 2017		$9,000	9,460
U.S. Bancorp, 2.95%, 2022		6,000	5,566

			$191,368
Pharmaceuticals - 0.4%
AbbVie, Inc., 1.2%, 2015		$50,000	$50,508
Celgene Corp., 1.9%, 2017		13,000	12,933
Mylan, Inc., 2.55%, 2019		4,000	3,958
Teva Pharmaceutical Finance B.V., 2.95%, 2022		14,000	12,655
Valeant Pharmaceuticals International, Inc., 5.625%, 2021 (z)		27,000	27,135
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		10,000	10,763
Watson Pharmaceuticals, Inc., 1.875%, 2017		12,000	11,870

			$129,822
Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 2019 (z)		$5,000	$5,200
Moody’s Corp., 4.875%, 2024		16,000	15,960

			$21,160
Real Estate - 0.3%
AvalonBay Communities, Inc., 3.625%, 2020		$2,000	$2,020
Boston Properties, Inc., REIT, 3.125%, 2023		14,000	12,766
ERP Operating LP, REIT, 3%, 2023		2,000	1,823
Simon Property Group, Inc., REIT, 5.65%, 2020		50,000	56,790
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)		7,000	6,617

			$80,016
Retailers - 0.3%
Gap, Inc., 5.95%, 2021		$30,000	$33,109
Home Depot, Inc., 5.95%, 2041		25,000	28,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Limited Brands, Inc., 7%, 2020		$25,000	$28,063

			$90,101
Specialty Stores - 0.1%
Advance Auto Parts, Inc., 4.5%, 2023		$7,000	$6,985
Canadian Tire Corp. Ltd., 4.95%, 2015	CAD	10,000	9,817

			$16,802
Telecommunications - Wireless - 0.2%
American Tower Corp., REIT, 4.7%, 2022		$4,000	$3,993
American Tower Corp., REIT, 3.5%, 2023		11,000	10,014
Crown Castle International Corp., 5.25%, 2023		35,000	34,300

			$48,307
Telephone Services - 0.0%
TELUS Corp., 5.05%, 2020	CAD	10,000	$10,219

Tobacco - 0.1%
Altria Group, Inc., 2.85%, 2022		$30,000	$27,579
Lorillard Tobacco Co., 8.125%, 2019		14,000	17,045

			$44,624
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)		$5,000	$5,141
ERAC USA Finance Co., 7%, 2037 (n)		20,000	23,599

			$28,740
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 2025		$52,898	$55,980
Small Business Administration, 2.22%, 2033		37,213	34,784

			$90,764
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds, TIPS, 0.125%, 2017 (f)		$254,989	$262,080
U.S. Treasury Bonds, TIPS, 1.625%, 2018		83,604	90,854
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)		199,634	209,615
U.S. Treasury Bonds, TIPS, 0.375%, 2023		138,482	133,386
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)		163,536	187,760
U.S. Treasury Bonds, TIPS, 2%, 2026		129,427	143,169
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)		82,219	94,546
U.S. Treasury Bonds, TIPS, 1.75%, 2028		89,178	95,274
U.S. Treasury Bonds, TIPS, 3.625%, 2028 (f)		77,968	102,955
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)		76,140	89,274
U.S. Treasury Bonds, TIPS, 3.875%, 2029		86,654	118,547

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 3.375%, 2032		$28,945	$38,433
U.S. Treasury Bonds, TIPS, 2.125%, 2040		47,540	53,271
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)		57,585	64,527
U.S. Treasury Bonds, TIPS, 0.75%, 2042		97,149	77,879
U.S. Treasury Notes, TIPS, 1.625%, 2015		20,791	21,418
U.S. Treasury Notes, TIPS, 0.5%, 2015		129,313	132,162
U.S. Treasury Notes, TIPS, 1.875%, 2015		74,438	78,462
U.S. Treasury Notes, TIPS, 2%, 2016		123,544	131,671
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)		204,192	209,664
U.S. Treasury Notes, TIPS, 2.5%, 2016		131,826	144,638
U.S. Treasury Notes, TIPS, 2.375%, 2017		96,116	105,765
U.S. Treasury Notes, TIPS, 2.625%, 2017		65,353	73,506
U.S. Treasury Notes, TIPS, 0.125%, 2018		176,794	180,274
U.S. Treasury Notes, TIPS, 1.375%, 2018		77,974	84,504
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)		39,158	43,716
U.S. Treasury Notes, TIPS, 1.875%, 2019		72,186	80,189
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)		99,354	106,634
U.S. Treasury Notes, TIPS, 1.25%, 2020		137,065	146,531
U.S. Treasury Notes, TIPS, 0.625%, 2021		202,049	204,922
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)		221,835	212,927
U.S. Treasury Notes, TIPS, 0.125%, 2022 (f)		210,211	201,129
U.S. Treasury Notes, TIPS, 0.125%, 2023 (f)		222,581	209,956
U.S. Treasury Notes, TIPS, 0.625%, 2043		82,275	63,062

			$4,192,700
Utilities - Electric Power - 0.2%
CMS Energy Corp., 5.05%, 2022		$15,000	$16,171
E.ON International Finance B.V., 6.375%, 2032	GBP	5,000	10,023
PPL WEM Holdings PLC, 5.375%, 2021 (n)		$4,000	4,248
Progress Energy, Inc., 7.05%, 2019		30,000	35,939

			$66,381
Utilities - Water - 0.4%
Veolia Environnement S.A., 4.45% to 2018, FRN to 2049	EUR	100,000	$136,724
Total Bonds (Identified Cost, $14,170,145)			$14,048,062

Common Stocks - 31.3%
Aerospace - 0.7%
Honeywell International, Inc.		847	$77,390
Precision Castparts Corp.		310	83,483
United Technologies Corp.		596	67,825

			$228,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Alcoholic Beverages - 0.4%
Pernod Ricard S.A.	986	$112,327

Apparel Manufacturers - 0.8%
Li & Fung Ltd.	52,000	$67,196
LVMH Moet Hennessy Louis Vuitton S.A.	277	50,530
NIKE, Inc., “B”	842	66,215
VF Corp.	1,023	63,774

		$247,715
Automotive - 0.7%
Delphi Automotive PLC	1,370	$82,378
Guangzhou Automobile Group Co. Ltd., “H”	36,000	39,772
Honda Motor Co. Ltd.	1,400	57,563
Kia Motors Corp. (a)	1,110	59,005

		$238,718
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	304	$85,044

Broadcasting - 0.6%
Twenty-First Century Fox, Inc.	3,132	$110,184
Walt Disney Co.	1,150	87,860

		$198,044
Brokerage & Asset Managers - 0.4%
BlackRock, Inc.	130	$41,141
Franklin Resources, Inc.	874	50,456
IntercontinentalExchange Group, Inc.	179	40,261

		$131,858
Business Services - 0.6%
Accenture PLC, “A”	859	$70,627
Cognizant Technology Solutions Corp., “A” (a)	586	59,174
Fidelity National Information Services, Inc.	1,040	55,827

		$185,628
Cable TV - 0.4%
Comcast Corp., “Special A”	1,669	$83,250
Time Warner Cable, Inc.	290	39,295

		$122,545
Chemicals - 0.1%
Monsanto Co.	320	$37,296

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 0.6%
Citrix Systems, Inc. (a)	590	$37,318
Oracle Corp.	1,271	48,628
Salesforce.com, Inc. (a)	886	48,898
Symantec Corp.	1,680	39,614
TIBCO Software, Inc. (a)	1,250	28,100

		$202,558
Computer Software - Systems - 1.3%
Apple, Inc. (s)	211	$118,394
CDW Corp.	1,290	30,134
EMC Corp. (s)	2,741	68,936
Hewlett-Packard Co. (s)	6,371	178,261
NCR Corp. (a)	630	21,458

		$417,183
Conglomerates - 0.2%
Hutchison Whampoa Ltd.	4,000	$54,640

Construction - 0.1%
Anhui Conch Cement Co. Ltd.	5,500	$20,546

Consumer Products - 0.3%
Procter & Gamble Co.	1,150	$93,622

Consumer Services - 0.2%
Priceline.com, Inc. (a)	48	$55,795

Containers - 0.1%
Crown Holdings, Inc. (a)	800	$35,656

Electrical Equipment - 1.0%
Danaher Corp. (s)	1,734	$133,865
Schneider Electric S.A.	735	64,106
Siemens AG	587	80,180
W.W. Grainger, Inc.	194	49,551

		$327,702
Electronics - 0.9%
Altera Corp.	1,550	$50,422
JDS Uniphase Corp. (a)	2,200	28,556
KLA-Tencor Corp.	160	10,314
MediaTek, Inc.	1,000	14,881
Mellanox Technologies Ltd. (a)	560	22,383

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Microchip Technology, Inc.	1,410	$63,098
NXP Semiconductors N.V. (a)	1,020	46,849
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	46,018

		$282,521
Energy - Independent - 1.3%
Anadarko Petroleum Corp.	820	$65,042
Cabot Oil & Gas Corp.	1,820	70,543
Cairn Energy PLC (a)	2,981	13,318
Cenovus Energy, Inc.	1,060	30,336
EOG Resources, Inc.	407	68,311
INPEX Corp.	3,200	40,961
Occidental Petroleum Corp.	647	61,530
Oil Search Ltd.	3,840	27,807
Pioneer Natural Resources Co.	213	39,207

		$417,055
Energy - Integrated - 1.5%
BG Group PLC	3,563	$76,554
Exxon Mobil Corp. (s)	1,963	198,656
Petroleo Brasileiro S.A., ADR	3,090	42,580
Royal Dutch Shell PLC, “A”	4,308	154,305

		$472,095
Engineering - Construction - 0.3%
Fluor Corp.	548	$43,999
JGC Corp.	1,000	39,170

		$83,169
Food & Beverages - 1.3%
Groupe Danone	1,828	$131,573
M. Dias Branco S.A. Industria e Comercio de Alimentos	900	38,148
Mondelez International, Inc.	2,653	93,651
Nestle S.A.	1,730	126,640
Want Want China Holdings Ltd.	12,000	17,419

		$407,431
Food & Drug Stores - 0.5%
CVS Caremark Corp.	1,110	$79,443
Jeronimo Martins SGPS S.A.	1,665	32,560
Sundrug Co. Ltd.	800	35,742

		$147,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.3%
Sands China Ltd.	11,200	$91,676

General Merchandise - 0.3%
Target Corp. (s)	1,499	$94,842

Insurance - 1.3%
ACE Ltd.	488	$50,523
AIA Group Ltd.	16,000	80,661
Delta Lloyd N.V.	2,580	64,029
Hiscox Ltd.	6,036	69,467
ING Groep N.V. (a)	3,713	51,591
MetLife, Inc.	1,680	90,586

		$406,857
Internet - 0.7%
eBay, Inc. (a)	808	$44,351
Facebook, Inc., “A “ (a)	540	29,516
Google, Inc., “A” (a)	125	140,089
Yelp, Inc. (a)	390	26,891

		$240,847
Machinery & Tools - 1.0%
Atlas Copco AB, “A”	1,434	$39,753
Eaton Corp. PLC	880	66,986
Glory Ltd.	1,000	25,876
Joy Global, Inc.	1,123	65,684
Roper Industries, Inc.	492	68,231
Schindler Holding AG	316	46,512

		$313,042
Major Banks - 2.1%
BNP Paribas	922	$71,855
Goldman Sachs Group, Inc.	305	54,064
HSBC Holdings PLC	6,388	70,070
JPMorgan Chase & Co. (s)	1,991	116,434
Morgan Stanley	1,820	57,075
Royal Bank of Scotland Group PLC (a)	7,459	41,761
Standard Chartered PLC	1,880	42,339
State Street Corp.	780	57,244
Sumitomo Mitsui Financial Group, Inc.	1,600	82,347
Wells Fargo & Co.	2,060	93,524

		$686,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.1%
Kobayashi Pharmaceutical Co. Ltd.	700	$39,018

Medical Equipment - 1.1%
Abbott Laboratories	2,270	$87,009
Covidien PLC	1,415	96,362
DENTSPLY International, Inc.	510	24,725
Sonova Holding AG	348	46,814
Thermo Fisher Scientific, Inc.	964	107,341

		$362,251
Metals & Mining - 0.5%
Gerdau S.A., ADR	3,390	$26,578
Iluka Resources Ltd.	3,095	23,849
Rio Tinto Ltd.	1,677	94,683

		$145,110
Natural Gas - Distribution - 0.2%
GDF SUEZ	1,934	$45,483
Tokyo Gas Co. Ltd.	6,000	29,513

		$74,996
Oil Services - 0.4%
Cameron International Corp. (a)	960	$57,149
Schlumberger Ltd.	544	49,020
Technip	390	37,481

		$143,650
Other Banks & Diversified Financials - 2.7%
American Express Co.	830	$75,306
BB&T Corp.	1,190	44,411
DBS Group Holdings Ltd.	6,000	81,303
Discover Financial Services	1,031	57,684
Erste Group Bank AG	2,296	80,007
HDFC Bank Ltd., ADR	1,200	41,328
ICICI Bank Ltd., ADR	1,184	44,009
Itau Unibanco Holding S.A., IPS	2,780	36,941
Julius Baer Group Ltd.	1,151	55,276
Kasikornbank PLC, NVDR	9,100	43,201
Sberbank of Russia, ADR	4,513	56,774
UBS AG	4,209	79,834
UniCredit S.p.A.	7,085	52,438
Visa, Inc., “A”	533	118,688

		$867,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 1.7%
Bayer AG	733	$102,805
Novartis AG	1,790	142,871
Pfizer, Inc. (s)	3,569	109,318
Roche Holding AG	417	116,492
Santen Pharmaceutical Co. Ltd.	1,100	51,234
Valeant Pharmaceuticals International, Inc. (a)	280	32,872

		$555,592
Railroad & Shipping - 0.2%
Union Pacific Corp.	312	$52,416

Real Estate - 0.3%
Mitsubishi Estate Co. Ltd.	3,000	$89,593

Restaurants - 0.3%
Arcos Dorados Holdings, Inc.	3,150	$38,178
YUM! Brands, Inc.	950	71,830

		$110,008
Specialty Chemicals - 0.8%
Akzo Nobel N.V.	940	$72,856
FMC Corp.	470	35,466
JSR Corp.	1,100	21,267
Linde AG	306	64,008
W.R. Grace & Co. (a)	530	52,401

		$245,998
Specialty Stores - 0.2%
Industria de Diseno Textil S.A.	350	$57,683

Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	697	$55,635
KDDI Corp.	1,600	98,300
Tele2 AB, “B”	545	6,173
Vodafone Group PLC	6,191	24,297

		$184,405
Telephone Services - 0.7%
BT Group PLC	5,540	$34,806
China Unicom (Hong Kong) Ltd.	18,000	27,021
TDC A.S.	4,505	43,698
Telecom Italia S.p.A. - Savings Shares	31,535	24,685
Telefonica Brasil S.A., ADR	2,440	46,897
Verizon Communications, Inc.	730	35,872

		$212,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 0.4%
Japan Tobacco, Inc.	2,600	$84,436
Philip Morris International, Inc.	564	49,141

		$133,577
Trucking - 0.3%
Expeditors International of Washington, Inc.	1,427	$63,145
Yamato Holdings Co. Ltd.	2,100	42,395

		$105,540
Utilities - Electric Power - 0.5%
CMS Energy Corp.	3,422	$91,607
Edison International	931	43,105
Energias do Brasil S.A.	7,200	34,638

		$169,350
Total Common Stocks (Identified Cost, $7,809,433)		$9,988,934

Underlying Affiliated Funds - 19.5%
MFS Commodity Strategy Fund - Class R5 (v)	536,310	$4,537,187
MFS Global Real Estate Fund - Class R5 (v)	117,826	1,691,981
Total Underlying Affiliated Funds (Identified Cost, $7,311,070)		$6,229,168

	First Exercise
Warrants - 0.2%
Metals & Mining - 0.1%
Merrill Lynch International & Co. (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	6/10/13	40,435	$47,309

Other Banks & Diversified Financials - 0.1%
Deutsche Bank (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	26,028	$35,408
Total Warrants (Identified Cost, $71,372)			$82,717

Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)		1,715,364	$1,715,364
Total Investments (Identified Cost, $31,077,384)			$32,064,245

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (0.1)%
Issuer	Shares/Par	Value ($)
Machinery & Tools - (0.1)%
Manitowoc Co., Inc. (Proceeds Received, $22,554)	(1,300)	$(30,316)

Other Assets, Less Liabilities - (0.3)%		(92,807)
Net Assets - 100.0%		$31,941,122

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $420,355, representing 1.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Gannett Co., Inc., 5.125%, 2019	9/26/13	$4,938	$5,200
Valeant Pharmaceuticals International, Inc., 5.625%, 2021	11/15/13-11/21/13	27,155	27,135
Total Restricted Securities			$32,335
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 12/31/13

Forward Foreign Currency Exchange Contracts at 12/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Deutsche Bank AG	2,112	1/17/14	$2,000	$1,885	$115
SELL	AUD	Goldman Sachs International	24,675	1/17/14	23,007	22,013	994
SELL	AUD	JPMorgan Chase Bank N.A.	2,697,545	1/17/14-2/12/14	2,502,326	2,402,408	99,918
SELL	AUD	Westpac Banking Corp.	91,904	1/17/14	87,076	81,987	5,089
BUY	CAD	Goldman Sachs International	2,000	1/17/14	1,878	1,882	4
BUY	CAD	JPMorgan Chase Bank N.A.	171,334	2/12/14	160,000	161,135	1,135
SELL	CAD	Citibank N.A.	1,000	1/17/14	949	941	8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	CAD	JPMorgan Chase Bank N.A.	1,109,456	2/12/14	$1,060,422	$1,043,410	$17,012
SELL	CAD	Merrill Lynch International Bank	401,369	1/17/14	385,961	377,713	8,248
SELL	CAD	UBS AG	80,522	1/17/14	77,182	75,776	1,406
BUY	CHF	Goldman Sachs International	83,000	1/17/14	90,720	93,053	2,333
BUY	CHF	JPMorgan Chase Bank N.A.	610,319	2/12/14	673,000	684,386	11,386
BUY	CNY	Deutsche Bank AG	165,000	1/15/14	26,297	27,239	942
BUY	DKK	Deutsche Bank AG	227,201	1/17/14	41,145	41,902	757
BUY	EUR	Barclays Bank PLC	46,653	1/17/14	63,884	64,180	296
BUY	EUR	Citibank N.A.	102,233	1/17/14	138,512	140,641	2,129
BUY	EUR	Deutsche Bank AG	5,000	1/17/14	6,780	6,878	98
BUY	EUR	Goldman Sachs International	640,452	1/17/14-2/12/14	866,168	881,055	14,887
BUY	EUR	Merrill Lynch International Bank	28,000	1/17/14	37,871	38,519	648
SELL	EUR	Citibank N.A.	9,000	1/17/14	12,427	12,381	46
SELL	EUR	Credit Suisse Group	39,141	1/17/14-1/27/14	54,061	53,846	215
SELL	EUR	Goldman Sachs International	72,962	1/17/14	100,507	100,373	134
SELL	EUR	Merrill Lynch International Bank	19,000	1/17/14	26,166	26,138	28
BUY	GBP	Barclays Bank PLC	89,677	1/17/14	145,860	148,488	2,628
BUY	GBP	Deutsche Bank AG	7,000	1/17/14	11,281	11,591	310
BUY	GBP	Goldman Sachs International	605,644	1/17/14-2/12/14	985,475	1,002,691	17,216

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	GBP	JPMorgan Chase Bank N.A.	371,092	2/12/14	$591,996	$614,344	$22,348
BUY	ILS	JPMorgan Chase Bank N.A.	45,000	2/12/14	12,713	12,951	238
SELL	JPY	Barclays Bank PLC	1,882,000	1/17/14	18,908	17,872	1,036
SELL	JPY	Citibank N.A.	5,264,000	1/17/14	51,939	49,988	1,951
SELL	JPY	Credit Suisse Group	11,009,590	1/17/14	109,573	104,550	5,023
SELL	JPY	Deutsche Bank AG	113,000	1/17/14	1,131	1,073	58
SELL	JPY	Goldman Sachs International	5,093,000	1/17/14	49,502	48,364	1,138
SELL	JPY	JPMorgan Chase Bank N.A.	51,169,767	2/12/14	519,000	485,980	33,020
SELL	JPY	Merrill Lynch International Bank	3,793,000	1/17/14	38,299	36,019	2,280
BUY	KRW	Deutsche Bank AG	119,309,000	1/22/14	112,434	112,901	467
SELL	MXN	Deutsche Bank AG	794,575	1/22/14	61,336	60,763	573
SELL	NOK	JPMorgan Chase Bank N.A.	5,122,244	2/12/14	856,013	843,257	12,756
BUY	NZD	Deutsche Bank AG	61,000	1/17/14	49,787	50,128	341
BUY	PLN	JPMorgan Chase Bank N.A.	254,039	2/18/14	83,471	83,848	377
BUY	SEK	Goldman Sachs International	10,184,088	1/17/14-2/12/14	1,556,918	1,582,303	25,385
BUY	SEK	JPMorgan Chase Bank N.A.	7,224,108	2/12/14	1,104,992	1,122,400	17,408
SELL	THB	JPMorgan Chase Bank N.A.	572,540	1/06/14	17,701	17,421	280

							$312,661

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Citibank N.A.	1,000	1/17/14	$938	$892	$(46)
BUY	AUD	Credit Suisse Group	1,000	1/14/14	939	892	(47)
BUY	AUD	Goldman Sachs International	8,000	1/17/14	7,474	7,137	(337)
BUY	AUD	JPMorgan Chase Bank N.A.	379,283	2/12/14	359,000	337,774	(21,226)
SELL	AUD	Barclays Bank PLC	41,598	1/17/14	37,081	37,109	(28)
BUY	CAD	Goldman Sachs International	4,000	1/17/14	3,815	3,764	(51)
BUY	CAD	JPMorgan Chase Bank N.A.	302,763	2/12/14	290,000	284,740	(5,260)
SELL	CAD	UBS AG	54,556	1/17/14	51,000	51,340	(340)
SELL	CHF	Goldman Sachs International	6,000	1/17/14	6,680	6,727	(47)
SELL	CHF	JPMorgan Chase Bank N.A.	2,476,016	2/12/14	2,717,361	2,776,496	(59,135)
SELL	CNY	Deutsche Bank AG	165,000	1/15/14	26,544	27,239	(695)
BUY	CZK	Goldman Sachs International	248,000	1/17/14	13,060	12,490	(570)
SELL	DKK	Barclays Bank PLC	20,000	1/17/14	3,617	3,689	(72)
BUY	EUR	Barclays Bank PLC	2,000	1/17/14	2,761	2,751	(10)
BUY	EUR	Credit Suisse Group	5,000	1/17/14	6,880	6,878	(2)
BUY	EUR	Deutsche Bank AG	90,099	1/17/14	124,267	123,948	(319)
BUY	EUR	Goldman Sachs International	31,991	1/17/14	44,020	44,010	(10)
BUY	EUR	Merrill Lynch International Bank	3,000	1/17/14	4,131	4,127	(4)
SELL	EUR	Barclays Bank PLC	29,227	1/17/14	39,940	40,207	(267)
SELL	EUR	Citibank N.A.	64,260	1/14/14-1/17/14	86,457	88,402	(1,945)
SELL	EUR	Credit Suisse Group	38,714	1/17/14	53,000	53,258	(258)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Deutsche Bank AG	54,405	1/17/14	$73,906	$74,845	$(939)
SELL	EUR	Goldman Sachs International	461,078	1/14/14-2/12/14	622,918	634,299	(11,381)
SELL	EUR	Merrill Lynch International Bank	15,000	1/17/14	20,301	20,635	(334)
SELL	EUR	UBS AG	16,913	1/17/14	22,955	23,266	(311)
SELL	GBP	Barclays Bank PLC	2,000	1/17/14	3,271	3,312	(41)
SELL	GBP	Citibank N.A.	4,000	1/17/14	6,451	6,623	(172)
SELL	GBP	Credit Suisse Group	38,587	1/17/14	61,615	63,893	(2,278)
SELL	GBP	Deutsche Bank AG	4,000	1/17/14	6,462	6,623	(161)
SELL	GBP	Goldman Sachs International	19,000	1/17/14	30,885	31,460	(575)
SELL	GBP	Merrill Lynch International Bank	38,587	1/17/14	61,657	63,893	(2,236)
BUY	INR	Deutsche Bank AG	3,085,000	2/13/14	49,658	49,385	(273)
BUY	JPY	Citibank N.A.	4,291,000	1/17/14	41,081	40,748	(333)
BUY	JPY	Credit Suisse Group	2,987,474	1/17/14	28,718	28,370	(348)
BUY	JPY	Deutsche Bank AG	516,000	1/17/14	4,957	4,900	(57)
BUY	JPY	Goldman Sachs International	44,653,851	1/17/14	451,098	424,043	(27,055)
BUY	JPY	JPMorgan Chase Bank N.A.	41,579,443	2/12/14	421,214	394,897	(26,317)
BUY	MXN	JPMorgan Chase Bank N.A.	414,781	1/17/14	32,031	31,732	(299)
BUY	MYR	Barclays Bank PLC	166,000	2/05/14	51,518	50,573	(945)
BUY	MYR	JPMorgan Chase Bank N.A.	66,709	1/21/14	20,590	20,343	(247)
BUY	NOK	Goldman Sachs International	7,945,066	1/17/14-2/12/14	1,328,738	1,307,985	(20,753)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	NOK	JPMorgan Chase Bank N.A.	443,101	2/12/14	$74,050	$72,946	$(1,104)
SELL	NOK	Goldman Sachs International	4,186,522	2/12/14	680,000	689,212	(9,212)
BUY	NZD	Barclays Bank PLC	20,972	1/17/14	17,434	17,234	(200)
BUY	NZD	JPMorgan Chase Bank N.A.	117,559	2/12/14	98,000	96,428	(1,572)
SELL	NZD	JPMorgan Chase Bank N.A.	909,983	2/12/14	741,000	746,415	(5,415)
SELL	SEK	Goldman Sachs International	8,689,382	1/17/14-2/12/14	1,334,671	1,350,081	(15,410)
BUY	SGD	Citibank N.A.	24,000	1/17/14	19,303	19,018	(285)
BUY	ZAR	JPMorgan Chase Bank N.A.	288,000	1/17/14	28,889	27,400	(1,489)

							$(220,411)

Futures Contracts Outstanding at 12/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	9	$197,571	February - 2014	$4,076
DAX Index (Long)	EUR	5	1,651,785	March - 2014	73,840
FTSE/MIB Index (Long)	EUR	1	130,863	March - 2014	5,808
IBEX 35 Index (Long)	EUR	11	1,493,506	January - 2014	83,590
Hang Seng China Enterprises Index (Long)	HKD	21	1,480,883	January - 2014	30,820
Nikkei 225 Index (Long)	JPY	8	1,237,489	March - 2014	49,522
KOSPI 200 Index (Long)	KRW	4	503,435	March - 2014	6,220
MSCI Singapore Index (Long)	SGD	4	231,515	January - 2014	5,373
TurkDEX-BIST 30 Index (Short)	TRL	144	553,820	February - 2014	10,742
MSCI Taiwan Index (Long)	USD	34	1,030,880	January - 2014	18,303
E-Mini S&P 500 Index (Long)	USD	4	368,220	March - 2014	14,508
S&P CNX NIFTY Index (Short)	USD	26	330,252	January - 2014	675
FTSE/JSE Top 40 Index (Long)	ZAR	10	397,521	March - 2014	25,014

					$328,491

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 12/31/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	29	$2,969,103	March - 2014	$23,721
German Euro Bund (Short)	EUR	19	3,637,666	March - 2014	41,288
UK Long Gilt Bond (Short)	GBP	4	705,832	March - 2014	14,821
Japanese Government Bond 10 yr (Short)	JPY	4	5,443,738	March - 2014	15,516

					$95,346

					$423,837

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	8	$949,133	March - 2014	$(41,439)
S&P/TSX 60 Index (Short)	CAD	11	1,617,303	March - 2014	(68,697)
Hang Seng Index (Short)	HKD	4	605,267	January - 2014	(13,558)
Mexico Bolsa Index (Short)	MXN	28	920,945	March - 2014	(16,231)
Russell 2000 Mini Index (Short)	USD	7	812,980	March - 2014	(41,356)

					$(181,281)

Interest Rate Futures
Canadian Government Bond 10 yr (Long)	CAD	13	$1,551,066	March - 2014	$(20,924)
U.S. Treasury Note 10 yr (Long)	USD	25	3,076,172	March - 2014	(66,452)

					$(87,376)

					$(268,657)

At December 31, 2013, the fund had cash collateral of $14,584 and liquid securities with an aggregate value of $1,198,377 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $22,050,950)	$24,119,713
Underlying affiliated funds, at value (identified cost, $9,026,434)	7,944,532
Total investments, at value (identified cost, $31,077,384)	$32,064,245
Foreign currency, at value (identified cost, $207)	207
Deposits with brokers	14,584
Receivables for
Forward foreign currency exchange contracts	312,661
Daily variation margin on open futures contracts	30,244
Investments sold	2,261
TBA sale commitments	78,457
Fund shares sold	69,200
Interest and dividends	151,873
Receivable from investment adviser	22,273
Other assets	467
Total assets	$32,746,472
Liabilities
Payables for
Securities sold short, at value (proceeds received, $22,554)	$30,316
Forward foreign currency exchange contracts	220,411
Investments purchased	310,483
TBA purchase commitments	157,479
Fund shares reacquired	5,711
Payable to affiliates
Shareholder servicing costs	3,804
Distribution and service fees	259
Payable for independent Trustees’ compensation	6
Accrued expenses and other liabilities	76,881
Total liabilities	$805,350
Net assets	$31,941,122
Net assets consist of
Paid-in capital	$31,637,477
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,227,914
Accumulated net realized gain (loss) on investments and foreign currency	(942,919)
Undistributed net investment income	18,650
Net assets	$31,941,122
Shares of beneficial interest outstanding	3,210,495

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,356,214	639,249	$9.94
Class B	808,935	82,435	9.81
Class C	2,477,418	252,607	9.81
Class I	20,662,169	2,071,421	9.97
Class R1	100,303	10,197	9.84
Class R2	103,434	10,424	9.92
Class R3	1,224,434	123,290	9.93
Class R4	103,108	10,337	9.97
Class R5	105,107	10,535	9.98

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.55 [100 / 94.25 x $9.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$179,046
Dividends	77,036
Dividends from underlying affiliated funds	68,642
Foreign taxes withheld	(3,166)
Total investment income	$321,558
Expenses
Management fee	$114,080
Distribution and service fees	24,600
Shareholder servicing costs	8,229
Administrative services fee	8,823
Independent Trustees’ compensation	608
Custodian fee	37,404
Shareholder communications	10,038
Audit and tax fees	31,423
Legal fees	188
Registration fees	57,330
Dividend and interest expense on securities sold short	392
Miscellaneous	13,633
Total expenses	$306,748
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(120,069)
Net expenses	$186,677
Net investment income	$134,881
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments in non-affiliated issuers (net of $731 country tax)	$258,927
Investments in underlying affiliated funds	(249,388)
Capital gain distributions from underlying affiliated funds	47,546
Written options	87
Futures contracts	192,980
Securities sold short	925
Foreign currency	(102,088)
Net realized gain (loss) on investments and foreign currency	$148,989
Change in unrealized appreciation (depreciation)
Investments (net of $893 decrease in deferred country tax)	$1,390,291
Futures contracts	171,994
Securities sold short	(7,033)
Translation of assets and liabilities in foreign currencies	30,972
Net unrealized gain (loss) on investments and foreign currency translation	$1,586,224
Net realized and unrealized gain (loss) on investments and foreign currency	$1,735,213
Change in net assets from operations	$1,870,094

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/13	Year ended 6/30/13
Change in net assets	(unaudited)
From operations
Net investment income	$134,881	$288,839
Net realized gain (loss) on investments and foreign currency	148,989	481,331
Net unrealized gain (loss) on investments and foreign currency translation	1,586,224	576,442
Change in net assets from operations	$1,870,094	$1,346,612
Distributions declared to shareholders
From net investment income	$(90,111)	$—
Change in net assets from fund share transactions	$(150,360)	$(2,206,467)
Total change in net assets	$1,629,623	$(859,855)
Net assets
At beginning of period	30,311,499	31,171,354
At end of period (including undistributed net investment income of $18,650 and accumulated distributions in excess of net investment income of $26,120, respectively)	$31,941,122	$30,311,499

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class A			2013	2012	2011 (c)

Net asset value, beginning of period	$9.38		$9.01	$10.15	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.29	(1.04)	0.16
Total from investment operations	$0.58		$0.37	$(0.94)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$(0.10)	$(0.06)
From net realized gain on investments	—		—	(0.03)	—
From tax return of capital	—		—	(0.07)	—
Total distributions declared to shareholders	$(0.02)		$—	$(0.20)	$(0.06)
Net asset value, end of period (x)	$9.94		$9.38	$9.01	$10.15
Total return (%) (r)(s)(t)(x)	6.14	(n)	4.11	(9.28)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.03	(a)	2.07	2.11	2.08	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	1.27	(a)
Net investment income	0.79	(a)	0.78	1.07	1.96	(a)
Portfolio turnover	26	(n)	48	48	28	(n)
Net assets at end of period (000 omitted)	$6,356		$5,181	$4,827	$862
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.27	(a)	1.27	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class B			2013	2012	2011 (c)

Net asset value, beginning of period	$9.28		$8.98	$10.15	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.01	$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		0.29	(1.04)	0.16
Total from investment operations	$0.53		$0.30	$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.08)	$(0.05)
From net realized gain on investments	—		—	(0.03)	—
From tax return of capital	—		—	(0.05)	—
Total distributions declared to shareholders	$—		$—	$(0.16)	$(0.05)
Net asset value, end of period (x)	$9.81		$9.28	$8.98	$10.15
Total return (%) (r)(s)(t)(x)	5.71	(n)	3.34	(9.99)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.78	(a)	2.81	2.83	2.80	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	2.02	(a)
Net investment income	0.04	(a)	0.06	0.29	1.35	(a)
Portfolio turnover	26	(n)	48	48	28	(n)
Net assets at end of period (000 omitted)	$809		$625	$601	$202
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02	2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class C			2013		2012	2011 (c)

Net asset value, beginning of period	$9.27		$8.97		$10.14	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.30		(1.04)	0.16
Total from investment operations	$0.54		$0.30		$(1.01)	$0.19
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.08)	$(0.05)
From net realized gain on investments	—		—		(0.03)	—
From tax return of capital	—		—		(0.05)	—
Total distributions declared to shareholders	$—		$—		$(0.16)	$(0.05)
Net asset value, end of period (x)	$9.81		$9.27		$8.97	$10.14
Total return (%) (r)(s)(t)(x)	5.83	(n)	3.34		(10.02)	1.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.78	(a)	2.82		2.85	2.84	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02		2.02	2.02	(a)
Net investment income	0.02	(a)	0.03		0.31	1.15	(a)
Portfolio turnover	26	(n)	48		48	28	(n)
Net assets at end of period (000 omitted)	$2,477		$2,253		$2,223	$648
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02		2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class I			2013	2012	2011 (c)

Net asset value, beginning of period	$9.42		$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.12	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.30	(1.04)	0.16
Total from investment operations	$0.59		$0.40	$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$(0.11)	$(0.06)
From net realized gain on investments	—		—	(0.03)	—
From tax return of capital	—		—	(0.08)	—
Total distributions declared to shareholders	$(0.04)		$—	$(0.22)	$(0.06)
Net asset value, end of period (x)	$9.97		$9.42	$9.02	$10.16
Total return (%) (r)(s)(x)	6.23	(n)	4.43	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.78	(a)	1.81	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	1.02	(a)
Net investment income	1.00	(a)	1.04	1.23	2.39	(a)
Portfolio turnover	26	(n)	48	48	28	(n)
Net assets at end of period (000 omitted)	$20,662		$21,760	$23,150	$24,915
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.02	(a)	1.02	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class R1			2013		2012	2011 (c)

Net asset value, beginning of period	$9.30		$9.00		$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.30		(1.03)	0.16
Total from investment operations	$0.54		$0.30		$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.07)	$(0.04)
From net realized gain on investments	—		—		(0.03)	—
From tax return of capital	—		—		(0.05)	—
Total distributions declared to shareholders	$—		$—		$(0.15)	$(0.04)
Net asset value, end of period (x)	$9.84		$9.30		$9.00	$10.16
Total return (%) (r)(s)(x)	5.81	(n)	3.33		(10.02)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.78	(a)	2.81		2.76	2.79	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02		2.02	2.02	(a)
Net investment income	0.02	(a)	0.04		0.22	1.39	(a)
Portfolio turnover	26	(n)	48		48	28	(n)
Net assets at end of period (000 omitted)	$100		$95		$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02		2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class R2			2013	2012	2011 (c)

Net asset value, beginning of period	$9.36		$9.01	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		0.30	(1.04)	0.16
Total from investment operations	$0.56		$0.35	$(0.97)	$0.21
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.09)	$(0.05)
From net realized gain on investments	—		—	(0.03)	—
From tax return of capital	—		—	(0.06)	—
Total distributions declared to shareholders	$—		$—	$(0.18)	$(0.05)
Net asset value, end of period (x)	$9.92		$9.36	$9.01	$10.16
Total return (%) (r)(s)(x)	5.98	(n)	3.88	(9.57)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.28	(a)	2.32	2.26	2.29	(a)
Expenses after expense reductions (f)(h)	1.52	(a)	1.52	1.52	1.52	(a)
Net investment income	0.53	(a)	0.55	0.72	1.90	(a)
Portfolio turnover	26	(n)	48	48	28	(n)
Net assets at end of period (000 omitted)	$103		$102	$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.52	(a)	1.52	1.52	1.52	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class R3			2013	2012	2011 (c)

Net asset value, beginning of period	$9.39		$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.09	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		0.29	(1.03)	0.16
Total from investment operations	$0.57		$0.37	$(0.94)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$(0.10)	$(0.06)
From net realized gain on investments	—		—	(0.03)	—
From tax return of capital	—		—	(0.07)	—
Total distributions declared to shareholders	$(0.03)		$—	$(0.20)	$(0.06)
Net asset value, end of period (x)	$9.93		$9.39	$9.02	$10.16
Total return (%) (r)(s)(x)	6.10	(n)	4.10	(9.30)	2.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.03	(a)	2.07	2.01	2.04	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	1.27	(a)
Net investment income	0.79	(a)	0.79	0.97	2.14	(a)
Portfolio turnover	26	(n)	48	48	28	(n)
Net assets at end of period (000 omitted)	$1,224		$100	$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.27	(a)	1.27	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
Class R4			2013	2012	2011 (c)

Net asset value, beginning of period	$9.42		$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.11	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		0.30	(1.03)	0.16
Total from investment operations	$0.59		$0.40	$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$(0.11)	$(0.06)
From net realized gain on investments	—		—	(0.03)	—
From tax return of capital	—		—	(0.08)	—
Total distributions declared to shareholders	$(0.04)		$—	$(0.22)	$(0.06)
Net asset value, end of period (x)	$9.97		$9.42	$9.02	$10.16
Total return (%) (r)(s)(x)	6.23	(n)	4.43	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.78	(a)	1.82	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	1.02	(a)
Net investment income	1.02	(a)	1.04	1.22	2.39	(a)
Portfolio turnover	26	(n)	48	48	28	(n)
Net assets at end of period (000 omitted)	$103		$97	$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.02	(a)	1.02	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 12/31/13		Period ended 6/30/13 (i)
	(unaudited)
Net asset value, beginning of period	$9.42		$9.53
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		(0.18	)(g)
Total from investment operations	$0.60		$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.04)		$—
Net asset value, end of period (x)	$9.98		$9.42
Total return (%) (r)(s)(x)	6.37	(n)	(1.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75	(a)	1.84	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	(a)
Net investment income	1.05	(a)	1.11	(a)
Portfolio turnover	26(	n)	48
Net assets at end of period (000 omitted)	$105		$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	0.99	(a)	1.00	(a)

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, November 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Multi-Asset Fund (the fund) is a series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services –Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual

Notes to Financial Statements (unaudited) – continued

reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts, and forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,518,534	$—	$—	$5,518,534
Japan	737,416	—	—	737,416
United Kingdom	621,602	—	—	621,602
Switzerland	614,438	—	—	614,438
France	513,355	—	—	513,355
Hong Kong	—	294,173	—	294,173
Germany	246,993	—	—	246,993
Netherlands	235,325	—	—	235,325
Brazil	225,781	—	—	225,781
Other Countries	876,558	187,476	—	1,064,034
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	4,283,464	—	4,283,464
Non-U.S. Sovereign Debt	—	5,354,774	—	5,354,774
U.S. Corporate Bonds	—	1,830,994	—	1,830,994
Residential Mortgage-Backed Securities	—	1,141,723	—	1,141,723
Commercial Mortgage-Backed Securities	—	446,157	—	446,157
Foreign Bonds	—	990,950	—	990,950
Mutual Funds	7,944,532	—	—	7,944,532
Total Investments	$17,534,534	$14,529,711	$—	$32,064,245
Short Sales	$(30,316)	$—	$—	$(30,316)

Other Financial Instruments
Futures Contracts	$179,358	$(24,178)	$—	$155,180
Forward Foreign Currency Exchange Contracts	—	92,250	—	92,250

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,995,416 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the

Notes to Financial Statements (unaudited) – continued

inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$95,346	$(87,376)
Foreign Exchange	Forward Foreign Currency Exchange	312,661	(220,411)
Equity	Equity Futures	328,491	(181,281)
Total		$736,498	$(489,068)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Written Options
Interest Rate	$(76,432)	$—	$—
Foreign Exchange	—	(106,959)	—
Equity	269,412	—	87
Total	$192,980	$(106,959)	$87

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(122,507)	$—
Foreign Exchange	—	28,511
Equity	294,501	—
Total	$171,994	$28,511

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right of setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to

Notes to Financial Statements (unaudited) – continued

cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of December 31, 2013:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$31,005	$(761)
Forward Foreign Currency Exchange Contracts	312,661	(220,411)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$343,666	$(221,172)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	48,853	(6,919)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$294,813	$(214,253)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at December 31, 2013:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$3,960	(1,563)	—	—	$2,397
Citibank N.A.	4,134	(2,781)	—	—	1,353
Deutsche Bank AG	3,661	(2,444)	—	—	1,217
Goldman Sachs International	62,091	(62,091)	—	—	—
JP Morgan Chase Bank N.A.	215,878	(122,064)	—	—	93,814
Westpac Banking Corp.	5,089	—	—	—	5,089
Total	$294,813	(190,943)	—	—	$103,870

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at December 31, 2013:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(1,563)	1,563	—	—	$—
Citibank N.A.	(2,781)	2,781	—	—	—
Deutsche Bank AG	(2,444)	2,444	—	—	—
Goldman Sachs International	(85,401)	62,091	—	—	(23,310)
JP Morgan Chase Bank N.A.	(122,064)	122,064	—	—	—
Total	$(214,253)	190,943	—	—	$(23,310)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value

Notes to Financial Statements (unaudited) – continued

of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended December 31, 2013:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	4	87
Options expired	(4)	(87)
Outstanding, end of period	—	$—

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended December 31, 2013, this expense amounted to $392. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended June 30, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/13
Cost of investments	$31,641,537
Gross appreciation	2,720,159
Gross depreciation	(2,297,451)
Net unrealized appreciation (depreciation)	$422,708

As of 6/30/13
Capital loss carryforwards	(422,935)
Other temporary differences	(89,022)
Net unrealized appreciation (depreciation)	(964,381)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of June 30, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(422,935)

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 12/31/13	Year ended 6/30/13 (i)
Class A	$10,085	$—
Class I	75,213	—
Class R3	4,018	—
Class R4	379	—
Class R5	416	—
Total	$90,111	$—

(i)	For Class R5, the period is from inception, November 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly on average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund, at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2013, this management fee reduction amounted to $248, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2013 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets which equates to 0.90% of the fund’s average daily net assets excluding the average daily net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2014. For the six months ended December 31, 2013, this reduction amounted to $119,705 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,602 for the six months ended December 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,278
Class B	0.75%	0.25%	1.00%	1.00%	3,693
Class C	0.75%	0.25%	1.00%	1.00%	12,234
Class R1	0.75%	0.25%	1.00%	1.00%	495
Class R2	0.25%	0.25%	0.50%	0.50%	270
Class R3	—	0.25%	0.25%	0.25%	630
Total Distribution and Service Fees					$24,600

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2013, this rebate amounted to $95 for Class A, and is reflected as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2013, were as follows:

Amount
Class A	$—
Class B	255
Class C	113

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2013, the fee was $1,734, which equated to 0.0109% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended December 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,495.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2013 was equivalent to an annual effective rate of 0.0557% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance

Notes to Financial Statements (unaudited) – continued

LLC were $78 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $21, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On October 31, 2012, MFS purchased 10,493 shares of Class R5 for an aggregate amount of $100,000.

On September 12, 2012, MFS redeemed 103,734 shares of Class I for an aggregate amount of $1,000,000. On March 13, 2013, MFS redeemed 101,317 shares of Class I for an aggregate amount of $1,000,000. On June 12, 2013, MFS redeemed 103,627 shares of Class I for an aggregate amount of $1,000,000. On September 11, 2013, MFS redeemed 10,279 shares of Class A, 10,225 Class C, and 102,669 shares of Class I for an aggregate amount of $99,604, $97,853 and $1,000,000, respectively. On December 11, 2013, MFS redeemed 101,833 shares of Class I for an aggregate amount of $1,000,000.

At December 31, 2013, MFS held 91%, 100%, 98%, 100% and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R4 and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,865,922	$2,330,387
Investments (non-U.S. Government securities)	$5,977,786	$5,485,773

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/13		Year ended 6/30/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	154,600	$1,501,687	241,390	$2,335,677
Class B	19,739	188,883	16,204	154,116
Class C	35,184	336,477	93,356	900,266
Class I	3,795	37,230	140,309	1,348,918
Class R2	464	4,512	697	6,839
Class R3	113,192	1,109,329	408	3,880
Class R5	—	—	10,493	100,000
	326,974	$3,178,118	502,857	$4,849,696

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/13		Year ended 6/30/13 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	967	$9,608	—	$—
Class I	7,497	74,748	—	—
Class R3	405	4,018	—	—
Class R4	38	379	—	—
Class R5	42	416	—	—
	8,949	$89,169	—	$—

Shares reacquired
Class A	(68,587)	$(666,274)	(224,978)	$(2,145,749)
Class B	(4,695)	(45,033)	(15,803)	(152,320)
Class C	(25,471)	(243,837)	(98,240)	(937,645)
Class I	(250,060)	(2,443,369)	(396,079)	(3,820,287)
Class R2	(984)	(9,644)	(1)	(10)
Class R3	(973)	(9,490)	(16)	(152)
	(350,770)	$(3,417,647)	(735,117)	$(7,056,163)

Net change
Class A	86,980	$845,021	16,412	$189,928
Class B	15,044	143,850	401	1,796
Class C	9,713	92,640	(4,884)	(37,379)
Class I	(238,768)	(2,331,391)	(255,770)	(2,471,369)
Class R2	(520)	(5,132)	696	6,829
Class R3	112,624	1,103,857	392	3,728
Class R4	38	379	—	—
Class R5	42	416	10,493	100,000
	(14,847)	$(150,360)	(232,260)	$(2,206,467)

(i)	For Class R5, the period is from inception, November 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2013, the fund’s commitment fee and interest expense were $78 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	487,860	97,071	(48,621)	536,310
MFS Global Real Estate Fund	111,770	15,461	(9,405)	117,826
MFS Institutional Money Market Portfolio	1,889,430	6,905,213	(7,079,279)	1,715,364

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(249,813)	$—	$25,031	$4,537,187
MFS Global Real Estate Fund	425	47,546	43,105	1,691,981
MFS Institutional Money Market Portfolio	—	—	506	1,715,364
	$(249,388)	$47,546	$68,642	$7,944,532

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2012. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median. The Trustees also considered that certain net assets of the Fund invested in underlying MFS Funds (the “Underlying Funds”) are excluded for purposes of calculating the Fund’s management fee.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund or the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2014

*	Print name and title of each signing officer under his or her signature.